Offerings - Offering: 1	Mar. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	24,755,584
Proposed Maximum Offering Price per Unit	31.95
Maximum Aggregate Offering Price	$ 790,940,908.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 109,228.94
Offering Note	Estimated in accordance with Rules 457(c) and 457(o) solely for the purpose of calculating the amount of the registration fee on the basis of the average of the high and low prices for a share of the registrant’s ordinary shares as reported on the New York Stock Exchange on March 24, 2026.

(2) Represents ordinary shares of the registrant that may be offered for resale by the selling securityholder upon exercise of a warrant to purchase the registrant’s ordinary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the ordinary shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the ordinary shares being registered hereunder as a result of any stock dividend, stock split, recapitalization or similar transaction.